UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 25.7%
$146,549	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 2.197% (LIBOR 1 Month+96 basis points), 4/25/2035[1,2]	$147,113
360,198	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 1.837% (LIBOR 1 Month+60 basis points), 11/25/2035[1,2]	359,515
225,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 1.897% (LIBOR 1 Month+66 basis points), 5/25/2035[1,2]	224,843
250,000	American Express Issuance Trust II 1.934% (LIBOR 1 Month+70 basis points), 8/15/2019[1,2]	250,938
18,016	AmeriCredit Automobile Receivables Trust 2013-3 2.380%, 6/10/2019[2]	18,023
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[2]	10,028
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[2]	151,054
1,000,000	AmeriCredit Automobile Receivables Trust 2017-3 1.474% (LIBOR 1 Month+24 basis points), 12/18/2020[1,2]	1,000,917
284,068	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R9 2.212% (LIBOR 1 Month+98 basis points), 10/25/2034[1,2]	286,060
511,587	ARES XXVI CLO Ltd. 2.404% (LIBOR 3 Month+110 basis points), 4/15/2025[1,2,3]	511,878
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[2,3]	126,459
385,598	Ascentium Equipment Receivables 2017-1 Trust 1.350%, 5/10/2018[2,3]	385,601
243,303	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5 1.957% (LIBOR 1 Month+72 basis points), 6/25/2035[1,2]	244,230
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[2,3]	98,759
1,000,000	Barclays Dryrock Issuance Trust 2015-2 1.560%, 3/15/2021[2]	1,000,387
220,000	California Republic Auto Receivables Trust 2014-2 3.290%, 3/15/2021[2]	220,224
	Canyon Capital CLO 2006-1 Ltd.
250,000	Series 2006-1A, Class B, 1.740% (LIBOR 3 Month+42.00 basis points), 12/15/2020[1,2,3]	247,333
500,000	Series 2006-1A, Class C, 2.020% (LIBOR 3 Month+70.00 basis points), 12/15/2020[1,2,3]	492,770
250,000	Capital Auto Receivables Asset Trust 2015-1 3.160%, 8/20/2020[2]	253,567
305,000	Capital Auto Receivables Asset Trust 2016-1 4.030%, 8/21/2023[2]	312,902
956,000	Capital One Multi-Asset Execution Trust 1.600%, 5/17/2021[2]	956,599

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$420,048	CarMax Auto Owner Trust 1.350%, 8/15/2018[2]	$419,983
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[2]	180,561
250,000	Catamaran CLO 2013-1 Ltd. 3.917% (LIBOR 3 Month+260 basis points), 1/27/2025[1,2,3]	250,493
600,000	CBAM 2017-3 Ltd. 2.069% (LIBOR 3 Month+70 basis points), 10/17/2029[1,3]	599,700
	Chase Issuance Trust
1,000,000	Series 2015-A7, Class A7, 1.620%, 7/15/2020[2]	1,000,706
1,000,000	Series 2013-A6, Class A6, 1.654% (LIBOR 1 Month+42.00 basis points), 7/15/2020[1,2]	1,002,979
200,000	Chesapeake Funding II LLC 3.380%, 8/15/2029[2,3]	199,295
345,000	CIFC Funding 2014-II Ltd. 2.517% (LIBOR 3 Month+120 basis points), 5/24/2026[1,2,3]	346,722
1,000,000	Citibank Credit Card Issuance Trust 1.730%, 4/9/2020[2]	1,001,222
582,326	CNH Equipment Trust 2017-B 1.300%, 8/15/2018[2]	582,332
203,760	Colony American Homes 2014-2 3.136% (LIBOR 1 Month+190 basis points), 7/17/2031[1,2,3]	204,860
	COLT 2017-1 Mortgage Loan Trust
209,669	Series 2017-1, Class A2, 2.819%, 5/27/2047[2,3,4]	212,257
166,122	Series 2017-1, Class A3, 3.074%, 5/27/2047[2,3,4]	168,156
110,000	Commonbond Student Loan Trust 2016-B 4.000%, 10/25/2040[2,3]	111,229
162,552	Countrywide Asset-Backed Certificates 2.212% (LIBOR 1 Month+98 basis points), 6/25/2035[1,2]	162,946
58,142	CPS Auto Receivables Trust 2014-A 2.400%, 2/18/2020[2,3]	58,172
200,000	CPS Auto Receivables Trust 2015-C 4.630%, 8/16/2021[2,3]	204,023
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[2,3]	100,947
400,000	CPS Auto Receivables Trust 2017-B 3.950%, 3/15/2023[2,3]	403,430
500,000	Credit Acceptance Auto Loan Trust 2015-2 3.040%, 8/15/2023[2,3]	503,704
400,000	Credit Acceptance Auto Loan Trust 2016-2 4.290%, 11/15/2024[2,3]	409,498
131,408	Credit-Based Asset Servicing & Securitization LLC 1.657% (LIBOR 1 Month+42 basis points), 7/25/2035[1,2]	131,518
	Deephaven Residential Mortgage Trust 2017-1
226,487	Series 2017-1A, Class A1, 2.725%, 12/26/2046[2,3,4]	225,862

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$119,002	Series 2017-1A, Class A2, 2.928%, 12/26/2046[2,3,4]	$118,674
76,775	Series 2017-1A, Class A3, 3.485%, 12/26/2046[2,3,4]	76,564
86,217	Earnest Student Loan Program 2016-D LLC 3.800%, 1/25/2041[2,3]	86,364
275,000	Fifth Third Auto Trust 2017-1 1.590%, 4/15/2020[2]	274,801
200,000	First Investors Auto Owner Trust 2014-1 3.280%, 4/15/2021[2,3]	201,113
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[2,3]	101,950
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[2,3]	203,819
70,000	Flagship Credit Auto Trust 2016-2 3.840%, 9/15/2022[2,3]	71,562
46,574	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[2,3]	46,510
281,251	Foursight Capital Automobile Receivables Trust 2017-1 2.370%, 4/15/2022[2,3]	280,769
259,025	Golden Bear 2016-R LLC 5.650%, 9/20/2047[3,5,6]	262,393
250,000	GoldenTree Loan Opportunities VII Ltd. 3.064% (LIBOR 3 Month+175 basis points), 4/25/2025[1,2,3]	250,001
500,000	Hempstead II CLO Ltd. 2.309% (LIBOR 3 Month+100 basis points), 8/10/2029[1,2,3]	499,433
431,697	HERO Funding II 2016-3B 5.240%, 9/20/2042[2,3]	440,546
242,251	HERO Funding II 2016-4B 4.990%, 9/20/2047[2,3]	244,284
265,000	Hertz Fleet Lease Funding LP 2.130%, 4/10/2031[2,3]	264,613
117,706	Home Equity Asset Trust 2005-5 2.002% (LIBOR 1 Month+77 basis points), 11/25/2035[1,2]	118,042
135,894	Home Equity Asset Trust 2005-6 1.727% (LIBOR 1 Month+49 basis points), 12/25/2035[1,2]	136,368
45,014	Home Equity Asset Trust 2005-7 1.617% (LIBOR 1 Month+38 basis points), 1/25/2036[1,2]	45,035
250,000	Hull Street CLO Ltd. 2.524% (LIBOR 3 Month+122 basis points), 10/18/2026[1,2,3]	250,464
88,596	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE3 2.032% (LIBOR 1 Month+80 basis points), 7/25/2035[1,2]	88,817
72,407	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE5 1.867% (LIBOR 1 Month+63 basis points), 9/25/2035[1,2]	72,433
401,605	Morgan Stanley ABS Capital I, Inc. Trust 2006-WMC1 1.457% (LIBOR 1 Month+22 basis points), 12/25/2035[1,2,3]	400,685

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$250,000	NextGear Floorplan Master Owner Trust 2.190%, 9/15/2021[2,3]	$249,270
500,000	OCP CLO 2014-5 Ltd. 2.314% (LIBOR 3 Month+100 basis points), 4/26/2026[1,2,3]	500,537
300,000	OFSI Fund V Ltd. 2.904% (LIBOR 3 Month+160 basis points), 4/17/2025[1,2,3]	299,617
1,000,000	OZLM XI Ltd. 2.061% (LIBOR 3 Month+75 basis points), 10/30/2030[1,2,3]	999,648
250,000	Palmer Square CLO 2014-1 Ltd. 4.004% (LIBOR 3 Month+270 basis points), 1/17/2027[1,2,3]	251,161
300,000	Palmer Square Loan Funding 2016-3 Ltd. 3.054% (LIBOR 3 Month+175 basis points), 1/15/2025[1,2,3]	299,455
104,895	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ 2.362% (LIBOR 1 Month+113 basis points), 12/25/2034[1,2]	105,534
494,896	Popular ABS Mortgage Pass-Through Trust 2004-5 1.567% (LIBOR 1 Month+33 basis points), 12/25/2034[1,2]	494,599
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[2,3]	100,410
400,000	Race Point IX CLO Ltd. 1.976% (LIBOR 3 Month+65 basis points), 10/15/2030[1,2,3]	399,755
275,000	RAMP Series 2005-EFC2 Trust 2.152% (LIBOR 1 Month+92 basis points), 7/25/2035[1,2]	276,970
402,202	RASC Series 2005-KS8 Trust 1.717% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2]	401,726
276,431	RASC Series 2005-KS9 Trust 1.697% (LIBOR 1 Month+46 basis points), 10/25/2035[1,2]	276,391
270,000	Santander Drive Auto Receivables Trust 2014-1 2.910%, 4/15/2020[2]	272,045
177,049	Sofi Professional Loan Program 2016-B LLC 1.680%, 3/25/2031[3]	177,034
250,000	Sound Point CLO V Ltd. 2.954% (LIBOR 3 Month+165 basis points), 4/18/2026[1,2,3]	250,342
109,323	Structured Asset Investment Loan Trust 2004-10 2.297% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	110,275
147,286	Structured Asset Investment Loan Trust 2005-1 1.957% (LIBOR 1 Month+72 basis points), 2/25/2035[1,2,3]	146,932
37,977	Structured Asset Investment Loan Trust 2005-6 1.957% (LIBOR 1 Month+72 basis points), 7/25/2035[1,2]	38,019
265,013	Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF2 1.547% (LIBOR 1 Month+31 basis points), 7/25/2036[1,2]	264,349
200,000	Symphony Clo V Ltd. 2.804% (LIBOR 3 Month+150 basis points), 1/15/2024[1,2,3]	199,924
300,000	Wasatch Ltd. 1.639% (LIBOR 3 Month+33 basis points), 11/14/2022[1,2,3]	294,836

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$100,000	Westlake Automobile Receivables Trust 2016-2 4.100%, 6/15/2021[2,3]	$101,644
340,000	Westlake Automobile Receivables Trust 2017-1 2.700%, 10/17/2022[2,3]	341,477
250,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[2,3]	249,156
526,488	Wheels SPV 2 LLC 1.400%, 7/20/2018[2,3]	526,495

	Total Asset-Backed Securities (Cost $27,740,603)	27,942,636

	Bank Loans – 7.3%
299,247	1011778 BC ULC 2.250% (US LIBOR+225 basis points), 2/17/2024[1,2,7,10]	299,172
299,250	Albertsons LLC 4.330% (US LIBOR+325 basis points), 12/21/2022[1,2,7]	289,071
291,270	Altice U.S. Finance I Corp. 3.485% (US LIBOR+225 basis points), 1/25/2025[1,2,7]	290,396
229,998	American Axle & Manufacturing, Inc. 3.490% (US LIBOR+225 basis points), 3/8/2024[1,2,7]	229,711
276,969	Asurion LLC 4.235% (US LIBOR+300 basis points), 11/3/2023[1,2,7]	278,527
349,125	Avolon TLB Borrower 1 U.S. LLC 3.569% (US LIBOR+225 basis points), 4/3/2022[1,2,7,8,9]	349,778
122,310	Calpine Corp. 4.090% (US LIBOR+275 basis points), 5/27/2022[1,2,7]	122,203
124,110	CCO Safari III LLC 3.240% (US LIBOR+250 basis points), 8/24/2021[1,7]	124,614
260,707	CHS/Community Health Systems, Inc. 3.484% (US LIBOR+300 basis points), 1/27/2021[1,2,7,8,9]	259,354
247,380	CSC Holdings LLC 3.478% (US LIBOR+225 basis points), 7/17/2025[1,2,7]	246,385
232,789	DaVita, Inc. 3.985% (US LIBOR+275 basis points), 6/24/2021[1,2,7]	234,656
149,250	Dell International LLC 3.740% (US LIBOR+250 basis points), 9/7/2023[1,2,7]	149,942
181,514	Dynegy, Inc. 4.485% (US LIBOR+325 basis points), 6/27/2023[1,2,7]	182,544
250,000	Equinix, Inc. 2.000% (US LIBOR+200 basis points), 1/9/2023[1,2,7,8,9]	250,547
	First Data Corp.
82,000	3.487% (US LIBOR+225.00 basis points), 7/10/2022[1,2,7]	82,228
238,143	3.737% (US LIBOR+250.00 basis points), 4/21/2024[1,2,7]	239,185

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$316,777	Golden Nugget, Inc. 4.260% (US LIBOR+325 basis points), 10/4/2023[1,2,7,8,9]	$318,272
228,776	Hilton Worldwide Finance LLC 3.234% (US LIBOR+200 basis points), 10/25/2023[1,7]	229,963
226,000	Intelsat Jackson Holdings S.A. 4.071% (US LIBOR+275 basis points), 6/30/2019[1,2,7,10]	225,599
193,196	JC Penney Corp., Inc. 5.568% (US LIBOR+425 basis points), 6/23/2023[1,2,7]	188,366
335,000	Level 3 Financing, Inc. 3.486% (US LIBOR+225 basis points), 2/17/2024[1,2,7]	335,236
239,116	MGM Growth Properties Operating Partnership LP 3.485% (US LIBOR+225 basis points), 4/25/2023[1,2,7]	240,134
96,775	Micron Technology, Inc. 3.800% (US LIBOR+600 basis points), 4/26/2022[1,2,7]	97,602
25,000	Multi-Color Corp. 3.570% (US LIBOR+225 basis points), 9/20/2024[1,2,7,8,9]	25,125
129,680	Navistar, Inc. 5.240% (US LIBOR+400 basis points), 8/7/2020[1,7]	130,572
299,242	NRG Energy, Inc. 3.546% (US LIBOR+225 basis points), 6/30/2023[1,2,7]	299,835
82,500	Outfront Media Capital LLC 3.487% (US LIBOR+225 basis points), 3/10/2024[1,2,7]	83,033
431,918	Post Holdings, Inc. 3.490% (US LIBOR+225 basis points), 5/17/2024[1,2,7,8,9]	433,446
316,589	Realogy Group LLC 3.485% (US LIBOR+225 basis points), 7/20/2022[1,2,7]	318,469
200,000	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,7]	194,643
245,225	Sinclair Television Group, Inc. 3.490% (US LIBOR+225 basis points), 1/3/2024[1,2,7]	246,053
185,070	Sprint Communications, Inc. 3.750% (US LIBOR+250 basis points), 2/29/2024[1,2,7]	185,436
92,535	United Airlines, Inc. 3.561% (US LIBOR+225 basis points), 4/1/2024[1,2,7]	92,979
103,950	Versum Materials, Inc. 3.833% (US LIBOR+250 basis points), 9/30/2023[1,2,7]	104,308
211,000	Virgin Media Bristol LLC 3.984% (US LIBOR+275 basis points), 1/31/2025[1,2,7]	211,990
174,597	Western Digital Corp. 3.985% (US LIBOR+275 basis points), 4/29/2023[1,2,7]	175,939
189,679	XPO Logistics, Inc. 3.554% (US LIBOR+225 basis points), 10/30/2021[1,2,7]	190,326

	Total Bank Loans (Cost $7,956,930)	7,955,639

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities – 5.4%
$9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.226%, 4/14/2033[2,3,4,11]	$86,985
72,393	BBCMS Trust 2014-BXO 3.787% (LIBOR 1 Month+300 basis points), 8/15/2027[1,3]	72,287
9,815	Bear Stearns Asset Backed Securities Trust 2005-SD1 2.037% (LIBOR 1 Month+80 basis points), 8/25/2043[1,2]	9,816
105,292	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[2,3,4]	105,227
2,564,693	CFCRE Commercial Mortgage Trust 2016-C3 1.236%, 1/10/2048[2,4,11]	180,475
2,719,202	Citigroup Commercial Mortgage Trust 2014-GC23 1.199%, 7/10/2047[2,4,11]	150,029
	Citigroup Commercial Mortgage Trust 2016-SMPL
10,500,000	Series 2016-SMPL, Class XCP, 1.977%, 9/10/2031[3,4,11]	188,286
200,000	Series 2016-SMPL, Class B, 2.576%, 9/10/2031[3]	197,704
500,000	Citigroup Commercial Mortgage Trust 2017-1500 3.077% (LIBOR 1 Month+185 basis points), 7/15/2032[1,3]	500,000
6,700,000	COMM 2012-LC4 Mortgage Trust 0.665%, 12/10/2044[2,3,4,11]	152,271
200,000	COMM 2013-WWP Mortgage Trust 3.544%, 3/10/2031[2,3]	205,044
1,445,476	COMM 2014-CCRE19 Mortgage Trust 1.391%, 8/10/2047[2,4,11]	76,750
100,000	COMM 2015-CCRE23 Mortgage Trust 3.807%, 5/10/2048[2,3,4]	101,141
2,000,000	Core Industrial Trust 2015-CALW 0.567%, 2/10/2034[3,4,11]	35,380
	Fannie Mae-Aces
269,023	Series 2013-M5, Class X2, 2.356%, 1/25/2022[4,11]	15,186
7,258,854	Series 2014-M8, Class X2, 0.520%, 6/25/2024[4,11]	164,159
87,388	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[2,3]	87,510
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	Series K721, Class X3, 1.339%, 9/25/2022[2,4,11]	126,675
5,651,144	Series K044, Class X1, 0.879%, 1/25/2025[2,4,11]	254,991
900,000	Series K043, Class X3, 1.692%, 2/25/2043[2,4,11]	89,777
900,000	Series K050, Class X3, 1.606%, 10/25/2043[2,4,11]	91,267
1,100,000	Series K052, Class X3, 1.667%, 1/25/2044[2,4,11]	119,882
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.978%, 9/25/2023[2,4,11]	215,832
2,900,000	Series K046, Class X3, 1.559%, 4/25/2043[2,4,11]	273,525
27,242,610	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[2,3,11]	82,109

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$125,000	FREMF 2012-K710 Mortgage Trust 3.942%, 6/25/2047[2,3,4]	$126,597
240,000	FREMF 2015-K721 Mortgage Trust 3.681%, 11/25/2047[2,3,4]	241,361
	Government National Mortgage Association
619,741	Series 2015-70, Class IO, 1.069%, 12/16/2049[2,4,11]	39,543
2,288,584	Series 2015-93, Class IO, 0.792%, 11/16/2054[2,4,11]	112,111
1,631,679	Series 2013-175, Class IO, 0.700%, 5/16/2055[2,4,11]	57,885
2,759,421	Series 2015-125, Class IO, 0.803%, 7/16/2055[2,4,11]	150,526
1,189,043	Series 2014-120, Class IO, 0.735%, 4/16/2056[2,4,11]	55,879
1,859,318	Series 2014-138, Class IO, 0.762%, 4/16/2056[2,4,11]	96,822
870,085	Series 2015-68, Class IO, 0.780%, 7/16/2057[2,4,11]	49,153
25,125	Impac Secured Assets CMN Owner Trust 2.297% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	25,137
975,755	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.234%, 8/15/2047[2,4,11]	53,438
2,063,941	KGS-Alpha SBA COOF Trust 2014-3 1.507%, 5/25/2039[2,3,4,5,6,11]	70,626
2,299,529	KGS-Alpha SBA COOF Trust 2015-1 1.407%, 10/25/2035[2,3,4,5,6,11]	80,484
393,296	KGS-Alpha SBA COOF Trust 2015-2 3.257%, 7/25/2041[2,3,4,5,6,11]	49,408
	Morgan Stanley Capital I Trust 2007-IQ16
104,675	Series 2007-IQ16, Class AMA, 6.317%, 12/12/2049[2,4]	105,344
63,196	Series 2007-IQ16, Class AM, 6.321%, 12/12/2049[2,4]	63,275
1,352,669	Morgan Stanley Capital I Trust 2012-STAR 1.973%, 8/5/2034[3,4,11]	60,474
273,996	Soundview Home Loan Trust 2003-1 4.612% (LIBOR 1 Month+338 basis points), 8/25/2031[1,2]	273,569
20,979	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[2,4]	20,973
2,838,915	Wells Fargo Commercial Mortgage Trust 2015-Lc22 1.050%, 9/15/2058[2,4,11]	149,679
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 3.805% (LIBOR 1 Month+257 basis points), 11/15/2029[1,2,3]	144,526
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.758%, 8/15/2047[2,4,11]	126,122
6,400,000	WFRBS Commercial Mortgage Trust 2014-C22 0.496%, 9/15/2057[2,4,11]	172,205

	Total Commercial Mortgage-Backed Securities (Cost $5,988,368)	5,907,445

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 55.8%
	Communications – 4.4%
	AT&T, Inc.
$600,000	2.300%, 3/11/2019	$603,128
1,000,000	2.202% (LIBOR 3 Month+89.00 basis points), 2/14/2023[1]	997,771
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[2]	128,322
500,000	Deutsche Telekom International Finance B.V. 6.750%, 8/20/2018[10]	521,955
500,000	Discovery Communications LLC 2.036% (LIBOR 3 Month+71 basis points), 9/20/2019[1]	503,057
214,000	DISH DBS Corp. 6.750%, 6/1/2021	235,400
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	159,563
500,000	NBCUniversal Enterprise, Inc. 1.699% (LIBOR 3 Month+40 basis points), 4/1/2021[1,3]	501,199
	Sprint Communications, Inc.
83,000	9.000%, 11/15/2018[3]	89,156
80,000	7.000%, 3/1/2020[3]	87,500
230,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 3/20/2023[3]	233,450
200,000	TEGNA, Inc. 4.875%, 9/15/2021[2,3]	205,000
500,000	Verizon Communications, Inc. 2.321% (LIBOR 3 Month+100 basis points), 3/16/2022[1]	507,239
		4,772,740
	Consumer Discretionary – 5.9%
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	260,316
500,000	American Honda Finance Corp. 1.457% (LIBOR 3 Month+15 basis points), 1/22/2019[1]	500,539
583,000	Delta Air Lines, Inc. 2.875%, 3/13/2020	589,556
480,000	ERAC USA Finance LLC 2.800%, 11/1/2018[3]	483,913
	Ford Motor Credit Co. LLC
250,000	2.884% (LIBOR 3 Month+158.00 basis points), 1/8/2019[1]	253,563
250,000	2.100% (LIBOR 3 Month+79.00 basis points), 6/12/2020[1]	250,292
250,000	3.336%, 3/18/2021	255,678
250,000	2.391% (LIBOR 3 Month+108.00 basis points), 8/3/2022[1]	249,875
	General Motors Co.
200,000	3.500%, 10/2/2018	203,247

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
	General Motors Financial Co., Inc.
$500,000	2.112% (LIBOR 3 Month+80.00 basis points), 8/7/2020[1]	$500,451
250,000	2.400%, 5/9/2019	251,099
500,000	4.200%, 3/1/2021[2]	524,086
125,000	GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/2020[2]	132,031
200,000	International Game Technology PLC 6.250%, 2/15/2022[2,3,10]	221,100
400,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,10]	411,500
177,000	MGM Resorts International 6.750%, 10/1/2020	195,143
	Royal Caribbean Cruises Ltd.
200,000	7.250%, 3/15/2018[10]	204,923
90,000	5.250%, 11/15/2022[10]	99,762
38,000	Scientific Games International, Inc. 7.000%, 1/1/2022[2,3]	40,328
190,000	Service Corp. International 4.500%, 11/15/2020[2]	192,375
220,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[2]	242,550
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	336,810
		6,399,137
	Consumer Staples – 2.7%
300,000	Anheuser-Busch InBev Worldwide, Inc. 2.001% (LIBOR 3 Month+69 basis points), 8/1/2018[1]	301,446
	BAT Capital Corp.
500,000	1.905% (LIBOR 3 Month+59.00 basis points), 8/14/2020[1,3]	500,898
250,000	2.297%, 8/14/2020[3]	250,799
	CVS Health Corp.
375,000	1.900%, 7/20/2018	375,898
429,000	2.250%, 8/12/2019[2]	431,071
795,000	Imperial Brands Finance PLC 2.050%, 2/11/2018[3,10]	795,420
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	251,099
		2,906,631
	Energy – 4.1%
	Antero Resources Corp.
270,000	5.375%, 11/1/2021[2]	277,087
54,000	5.125%, 12/1/2022[2]	55,215

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$1,000,000	BP Capital Markets PLC 1.768%, 9/19/2019[10]	$1,000,410
225,000	Continental Resources, Inc. 5.000%, 9/15/2022[2]	228,656
168,000	DCP Midstream Operating LP 4.750%, 9/30/2021[2,3]	172,200
175,000	Energy Transfer Equity LP 7.500%, 10/15/2020	197,094
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	202,223
500,000	Kinder Morgan, Inc. 2.589% (LIBOR 3 Month+128 basis points), 1/15/2023[1]	500,783
150,000	Newfield Exploration Co. 5.750%, 1/30/2022	160,125
	NuStar Logistics LP
203,000	4.800%, 9/1/2020	210,613
90,000	4.750%, 2/1/2022[2]	91,125
250,000	Petroleos Mexicanos 5.375%, 3/13/2022[3,10]	267,113
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	243,510
190,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	191,900
200,000	Tesoro Corp. 5.375%, 10/1/2022[2]	205,953
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
70,000	5.875%, 10/1/2020[2]	71,225
148,000	6.125%, 10/15/2021[2]	152,625
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[2]	164,175
		4,392,032
	Financials – 26.3%
500,000	ABN AMRO Bank N.V. 1.944% (LIBOR 3 Month+64 basis points), 1/18/2019[1,3,10]	502,229
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/2019[10]	613,962
	Ally Financial, Inc.
200,000	4.750%, 9/10/2018	204,420
230,000	3.750%, 11/18/2019	235,060
	American Express Credit Corp.
750,000	1.800%, 7/31/2018[2]	750,793
405,000	1.641% (LIBOR 3 Month+33.00 basis points), 5/3/2019[1,2]	406,024

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$215,000	American International Group, Inc. 3.300%, 3/1/2021[2]	$221,531
	Bank of America Corp.
250,000	2.600%, 1/15/2019	252,021
335,000	2.169% (LIBOR 3 Month+87.00 basis points), 4/1/2019[1]	338,013
1,000,000	1.967% (LIBOR 3 Month+66.00 basis points), 7/21/2021[1,2]	1,002,356
500,000	1.971% (LIBOR 3 Month+65.00 basis points), 10/1/2021[1,2]	501,508
500,000	2.467% (LIBOR 3 Month+116.00 basis points), 1/20/2023[1,2]	508,052
250,000	Bank of New York Mellon Corp. 2.361% (LIBOR 3 Month+105 basis points), 10/30/2023[1,2]	255,373
500,000	Bank of Nova Scotia 1.511% (LIBOR 3 Month+20 basis points), 11/9/2018[1,10]	499,890
250,000	Barclays Bank PLC 6.050%, 12/4/2017[3,10]	251,754
	Capital One N.A.
500,000	1.650%, 2/5/2018[2]	499,817
250,000	2.464% (LIBOR 3 Month+115.00 basis points), 8/17/2018[1,2]	251,879
250,000	2.461% (LIBOR 3 Month+115.00 basis points), 1/30/2023[1,2]	251,235
	Citigroup, Inc.
250,000	2.017% (LIBOR 3 Month+70.00 basis points), 11/24/2017[1]	250,218
280,000	2.150%, 7/30/2018	280,803
500,000	2.094% (LIBOR 3 Month+79.00 basis points), 1/10/2020[1,2]	503,729
500,000	2.501% (LIBOR 3 Month+119.00 basis points), 8/2/2021[1]	508,619
500,000	2.387% (LIBOR 3 Month+107.00 basis points), 12/8/2021[1,2]	506,960
600,000	Citizens Bank N.A. 2.300%, 12/3/2018[2]	602,246
500,000	CNA Financial Corp. 6.950%, 1/15/2018	507,155
710,000	Compass Bank 2.750%, 9/29/2019[2]	714,547
435,000	Credit Suisse Group A.G. 3.574%, 1/9/2023[2,3,10]	445,464
	Discover Bank
250,000	2.600%, 11/13/2018[2]	251,627
250,000	3.100%, 6/4/2020[2]	255,840
	Goldman Sachs Group, Inc.
1,250,000	2.520% (LIBOR 3 Month+120.00 basis points), 9/15/2020[1,2]	1,273,669
500,000	2.485% (LIBOR 3 Month+117.00 basis points), 11/15/2021[1,2]	506,860
500,000	2.908% (LIBOR 3 Month+105.30 basis points), 6/5/2023[2,4]	500,397
500,000	HSBC Bank PLC 1.955% (LIBOR 3 Month+64 basis points), 5/15/2018[1,3,10]	501,651
500,000	HSBC Holdings PLC 2.977% (LIBOR 3 Month+166 basis points), 5/25/2021[1,10]	518,125

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$500,000	HSBC USA, Inc. 1.700%, 3/5/2018	$500,410
225,000	Huntington National Bank 1.700%, 2/26/2018[2]	225,047
500,000	ING Groep N.V. 2.483% (LIBOR 3 Month+115 basis points), 3/29/2022[1,10]	508,901
	JPMorgan Chase & Co.
500,000	1.867% (LIBOR 3 Month+55.00 basis points), 3/9/2021[1,2]	500,341
500,000	2.543% (LIBOR 3 Month+123.00 basis points), 10/24/2023[1,2]	510,836
500,000	JPMorgan Chase Bank N.A. 1.918% (LIBOR 3 Month+59 basis points), 9/23/2019[1,2]	503,575
	Lloyds Bank PLC
500,000	2.000%, 8/17/2018[10]	500,329
500,000	5.800%, 1/13/2020[3,10]	539,822
500,000	Mitsubishi UFJ Financial Group, Inc. 3.196% (LIBOR 3 Month+188 basis points), 3/1/2021[1,10]	520,211
	Morgan Stanley
510,000	2.125%, 4/25/2018	511,448
250,000	2.594% (LIBOR 3 Month+128.00 basis points), 4/25/2018[1]	251,523
500,000	2.487% (LIBOR 3 Month+118.00 basis points), 1/20/2022[1,2]	507,034
500,000	2.713% (LIBOR 3 Month+140.00 basis points), 10/24/2023[1,2]	511,365
207,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[2]	207,647
255,000	Navient Corp. 8.450%, 6/15/2018	265,710
750,000	Royal Bank of Scotland Group PLC 2.785% (LIBOR 3 Month+147 basis points), 5/15/2023[1,2,10]	755,722
750,000	Santander Holdings USA, Inc. 2.700%, 5/24/2019[2]	755,916
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	81,413
	Sumitomo Mitsui Financial Group, Inc.
500,000	2.997% (LIBOR 3 Month+168.00 basis points), 3/9/2021[1,10]	516,906
500,000	2.084% (LIBOR 3 Month+78.00 basis points), 7/12/2022[1,10]	500,208
500,000	SunTrust Banks, Inc. 2.350%, 11/1/2018[2]	502,568
360,000	Svenska Handelsbanken A.B. 1.677% (LIBOR 3 Month+36 basis points), 9/8/2020[1,10]	360,652
200,000	Synchrony Financial 2.541% (LIBOR 3 Month+123 basis points), 2/3/2020[1]	201,996
250,000	UBS A.G. 1.949% (LIBOR 3 Month+64 basis points), 8/14/2019[1,10]	251,622
500,000	UBS Group Funding Switzerland A.G. 2.534% (LIBOR 3 Month+122 basis points), 5/23/2023[1,2,3,10]	507,800

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$750,000	Wachovia Corp. 5.750%, 2/1/2018	$760,360
	Wells Fargo & Co.
500,000	2.423% (LIBOR 3 Month+111.00 basis points), 1/24/2023[1,2]	508,626
250,000	2.541% (LIBOR 3 Month+123.00 basis points), 10/31/2023[1,2]	255,742
400,000	Westpac Banking Corp. 1.747% (LIBOR 3 Month+43 basis points), 5/25/2018[1,10]	400,926
		28,598,483
	Health Care – 3.8%
500,000	Abbott Laboratories 2.350%, 11/22/2019	504,072
250,000	AbbVie, Inc. 1.800%, 5/14/2018	250,348
500,000	Actavis Funding SCS 2.565% (LIBOR 3 Month+126 basis points), 3/12/2020[1,10]	509,308
260,000	Aetna, Inc. 1.500%, 11/15/2017[2]	259,968
500,000	Becton, Dickinson and Co. 2.346% (LIBOR 3 Month+103 basis points), 6/6/2022[1]	502,714
225,000	Centene Corp. 5.625%, 2/15/2021[2]	234,045
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[2]	80,975
	Gilead Sciences, Inc.
500,000	1.576% (LIBOR 3 Month+25.00 basis points), 9/20/2019[1]	501,050
410,000	1.850%, 9/20/2019	410,323
300,000	HCA, Inc. 6.500%, 2/15/2020	326,625
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[10]	489,031
38,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	40,497
		4,108,956
	Industrials – 2.2%
211,000	AECOM 5.750%, 10/15/2022[2]	220,864
575,000	Caterpillar Financial Services Corp. 5.450%, 4/15/2018	586,602
	CNH Industrial Capital LLC
102,000	3.875%, 7/16/2018	103,148
79,000	3.875%, 10/15/2021	81,182
500,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.875%, 7/17/2018[3]	504,663

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Industrials (Continued)
$500,000	Siemens Financieringsmaatschappij N.V. 1.300%, 9/13/2019[3,10]	$494,232
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[2,3]	42,000
250,000	Textron, Inc. 7.250%, 10/1/2019	274,697
105,000	XPO Logistics, Inc. 6.500%, 6/15/2022[2,3]	110,250
		2,417,638
	Materials – 3.2%
200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,10]	207,670
260,000	ArcelorMittal 5.750%, 8/5/2020[10]	282,750
535,000	EI du Pont de Nemours & Co. 1.841% (LIBOR 3 Month+53 basis points), 5/1/2020[1]	539,512
200,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	200,400
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[2,10]	300,300
125,000	Lundin Mining Corp. 7.500%, 11/1/2020[2,3,10]	130,000
435,000	Martin Marietta Materials, Inc. 1.965% (LIBOR 3 Month+65 basis points), 5/22/2020[1]	436,759
175,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[2]	178,071
311,000	Sealed Air Corp. 4.875%, 12/1/2022[2,3]	330,826
500,000	Sherwin-Williams Co. 2.250%, 5/15/2020	501,979
122,000	Standard Industries, Inc. 5.125%, 2/15/2021[2,3]	125,813
235,000	Teck Resources Ltd. 4.750%, 1/15/2022[2,10]	248,440
		3,482,520
	Technology – 2.7%
250,000	Apple, Inc. 1.612% (LIBOR 3 Month+30 basis points), 5/6/2019[1]	250,998
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
412,000	4.420%, 6/15/2021[2,3]	432,565
240,000	5.875%, 6/15/2021[2,3]	250,901

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Technology (Continued)
	Hewlett Packard Enterprise Co.
$250,000	2.850%, 10/5/2018	$252,499
304,000	3.600%, 10/15/2020[2]	315,110
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[2]	242,960
255,000	NXP B.V. / NXP Funding LLC 4.125%, 6/1/2021[3,10]	266,794
500,000	QUALCOMM, Inc. 2.041% (LIBOR 3 Month+73 basis points), 1/30/2023[1]	502,509
250,000	S&P Global, Inc. 2.500%, 8/15/2018	251,706
158,000	Symantec Corp. 3.950%, 6/15/2022[2]	163,530
		2,929,572
	Utilities – 0.5%
500,000	Dominion Energy, Inc. 1.866% (LIBOR 3 Month+55 basis points), 6/1/2019[1,3]	501,841
39,000	NRG Energy, Inc. 7.625%, 1/15/2018	39,683
		541,524
	Total Corporate Bonds (Cost $60,018,776)	60,549,233

	Municipal Bonds – 0.5%
500,000	New Jersey Economic Development Authority 3.802%, 6/15/2018	505,615

	Total Municipal Bonds (Cost $506,222)	505,615

	U.S. Treasury Securities – 1.8%
2,000,000	United States Treasury Note 0.875%, 7/31/2019	1,979,140

	Total U.S. Treasury Securities (Cost $1,986,797)	1,979,140

	Total Investments – 96.5% (Cost $104,197,696)	104,839,708
	Other Assets in Excess of Liabilities – 3.5%	3,748,704

	Total Net Assets – 100.0%	$108,588,412

LP – Limited Partnership

PLC – Public Limited Company

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,244,079.
[4]	Variable rate security.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.43% of Net Assets. The total value of these securities is $462,911.
[6]	Illiquid security. The total illiquid securities represent 0.43% of Net Assets.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	All or a portion of the loan is unfunded.
[9]	Denotes investments purchased on a when-issued or delayed delivery basis.
[10]	Foreign security denominated in U.S. Dollars.
[11]	Interest-only security.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers four classes of shares: Class A, Class C, Class T, and Class I. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

Note 3 – Federal Income Taxes

At September 30, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$104,197,696

Gross unrealized appreciation	$898,500
Gross unrealized depreciation	(256,488)

Net unrealized appreciation on investments	$642,012

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets carried at fair value:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$27,680,243	$262,393	$27,942,636
Bank Loans	-	7,955,639	-	7,955,639
Commercial Mortgage-Backed Securities	-	5,706,927	200,518	5,907,445
Corporate Bonds[1]	-	60,549,233	-	60,549,233
	-	505,615	-	505,615
U.S. Treasury Securities	-	1,979,140	-	1,979,140
Total Investments	$-	$104,376,797	$462,911	$104,839,708

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfer between Levels from June 30, 2017 to September 30, 2017, represented by recognizing the September 30, 2017 market value of securities:

Transfers into Level 2	$244,284
Transfer out of Level 2	-
Net transfers in (out) of Level 2	$244,284

Transfers into Level 3	$-
Transfers out of Level 3	(244,284)
Net transfers in (out) of Level 3	$(244,284)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2017	$796,962
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(244,284)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(29,374)
Net purchases	-
Net sales	-
Principal paydown	(60,393)
Balance as of September 30, 2017	$462,911

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

	Fair Value September 30, 2017	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$ 262,393	Market Approach	Single Broker Indicative Quote	Increase
Commercial Mortgage-Backed Securities	$ 200,518	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2017